Derivative instruments - Cash Flow Hedges, Notional Amounts Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Forward contracts | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	$ 48,799	$ 44,412
Call Spread + Coupon-only swap | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	0	50,000
Call Spread + Coupon-only swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	89,000	24,000
Sustainability-linked ESG Principal Only Swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	50,000	50,000
Cross-currency interest rate swap | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	5,000	0
Cross-currency interest rate swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	80,000	80,000
Call spread | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	0	30,000
Coupon-only swap | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	$ 0	$ 30,000